Expense Example - Great-West Core Strategies US Equity Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years
USD ($)	56	329	623	1,460	92	803	1,538	3,482